AMENDED AND RESTATED INVESTMENT
ADVISORY AGREEMENT

BETWEEN

ROYCE GLOBAL VALUE TRUST, INC.

AND

ROYCE & ASSOCIATES, LP
      Amended and Restated Agreement made
this 1st day of January, 2019, by and between
ROYCE GLOBAL VALUE TRUST, INC., a
Maryland corporation (the "Fund"), and ROYCE &
ASSOCIATES, LP, a Delaware limited partnership
(the "Adviser").
      The Fund and the Adviser hereby agree as
follows:
      1.	Duties of the Adviser.  The Adviser
shall, during the term and subject to the provisions
of this Agreement, (a) determine the composition of
the portfolio of the Fund, the nature and timing of
the changes therein and the manner of
implementing such changes, and (b) provide the
Fund with such investment advisory, research and
related services as the Fund may, from time to time,
reasonably require for the investment of its assets.
The Adviser shall perform such duties in
accordance with the applicable provisions of the
Fund's Articles of Incorporation, By-laws and
stated investment objective, policies and restrictions
and any directions it may receive from the Fund's
Board of Directors.
      2.	Fund Responsibilities and Expenses
Payable by the Fund.  Except as otherwise provided
in Paragraphs 1 and 3 hereof, the Fund shall be
responsible for determining the net asset value of its
shares and for all of its other operations and shall
pay all administrative and other costs and expenses
attributable to its operations and transactions,
including, without limitation, registrar, transfer
agent and custodian fees; legal, administrative and
clerical services; rent for its office space and
facilities; auditing; preparation, printing and
distribution of its proxy statements, stockholders'
reports and notices; supplies and postage; Federal
and state registration fees; FINRA and securities
exchange listing fees and expenses; Federal, state,
local and foreign taxes; non-affiliated directors'
fees; interest on its borrowings; brokerage
commissions; and the cost of issue, sale and
repurchase of its shares.
      3.	Expenses Payable by the Adviser. The
Adviser shall pay all expenses which it may incur in
performing its duties under Paragraph 1 hereof and
shall reimburse the Fund for any space leased by the
Fund and occupied by the Adviser.
      4.	Compensation of the Adviser.
            (a)	The Fund agrees to pay to the
Adviser, and the Adviser agrees to accept, as
compensation for the services provided by the
Adviser hereunder, a monthly fee equal to 1/12 of
1.00% (1.00% on an annualized basis) of the
average net assets of the Fund for each month
during the term of this Agreement. (The net assets
of the Fund shall be computed by subtracting the
amount of any indebtedness and other liabilities of
the Fund from the value of the total assets of the
Fund, and the liquidation preference of and any
potential redemption premium for any preferred
stock of the Fund that may hereafter be issued and
outstanding shall not be treated as an indebtedness
or other liability of the Fund for this purpose.) Such
compensation shall be accrued on the Fund's books
at the close of business on each day that the value of
its net assets is computed during each year and shall
be payable to the Adviser monthly, at or promptly
following the end of each such month.  However,
the Fund and the Adviser may agree in writing to
temporarily or permanently reduce such fee.
            (b)	In the event of any
termination of this Agreement, the fee provided for
in this Paragraph 4 shall be calculated on the basis
of a period ending on the last day on which this
Agreement is in effect, subject to a pro rata
adjustment based on the number of days elapsed in
the current month as a percentage of the total
number of days in such month.
      5.	Excess Brokerage Commissions.  The
Adviser is hereby authorized, to the fullest extent
now or hereafter permitted by law, to cause the
Fund to pay a member of a national securities
exchange, broker or dealer an amount of
commission for effecting a securities transaction in
excess of the amount of commission another
member of such exchange, broker or dealer would
have charged for effecting that transaction, if the
Adviser determines in good faith that such amount
of commission is reasonable in relation to the value
of the brokerage and/or research services provided
by such member, broker or dealer, viewed in terms
of either that particular transaction or its overall
responsibilities with respect to the Fund and its
other accounts.
      6.	Limitations on the Employment of the
Adviser.  The services of the Adviser to the Fund
shall not be deemed exclusive, and the Adviser may
engage in any other business or render similar or
different services to others so long as its services to
the Fund hereunder are not impaired thereby, and
nothing in this Agreement shall limit or restrict the
right of any director, officer or employee of the
Adviser to engage in any other business or to devote
his time and attention in part to any other business,
whether of a similar or dissimilar nature. So long as
this Agreement or any extension, renewal or
amendment remains in effect, the Adviser shall be
the only investment adviser for the Fund, subject to
the Adviser's right to enter into sub-advisory
agreements. The Adviser assumes no responsibility
under this Agreement other than to render the
services called for hereunder, and shall not be
responsible for any action of or directed by the
Board of Directors of the Fund, or any committee
thereof, unless such action has been caused by the
Adviser's gross negligence, willful malfeasance,
bad faith or reckless disregard of its obligations and
duties under this Agreement.
      7.	Responsibility of Dual Directors,
Officers and/or Employees.  If any person who is a
director, officer or employee of the Adviser is or
becomes a director, officer and/or employee of the
Fund and acts as such in any business of the Fund
pursuant to this Agreement, then such director,
officer and/or employee of the Adviser shall be
deemed to be acting in such capacity solely for the
Fund, and not as a director, officer or employee of
the Adviser or under the control or direction of the
Adviser, although paid by the Adviser.
      8.	Protection of the Adviser.  The Adviser
shall not be liable to the Fund for any action taken
or omitted to be taken by the Adviser in connection
with the performance of any of its duties or
obligations under this Agreement or otherwise as an
investment adviser of the Fund, and the Fund shall
indemnify the Adviser and hold it harmless from
and against all damages, liabilities, costs and
expenses (including reasonable attorneys' fees and
amounts reasonably paid in settlement) incurred by
the Adviser in or by reason of any pending,
threatened or completed action, suit, investigation
or other proceeding (including an action or suit by
or in the right of the Fund or its security holders)
arising out of or otherwise based upon any action
actually or allegedly taken or omitted to be taken by
the Adviser in connection with the performance of
any of its duties or obligations under this
Agreement or otherwise as an investment adviser of
the Fund. Notwithstanding the preceding sentence
of this Paragraph 8 to the contrary, nothing
contained herein shall protect or be deemed to
protect the Adviser against or entitle or be deemed
to entitle the Adviser to indemnification in respect
of any liability to the Fund or its stockholders which
the Adviser would otherwise be subject by reason of
willful misfeasance, bad faith or gross negligence in
the performance of its duties or by reason of its
reckless disregard of its duties and obligations
under this Agreement.
      Determinations of whether and the extent to
which the Adviser is entitled to indemnification
hereunder shall be made by reasonable and fair
means, including (a) a final decision on the merits
by a court or other body before whom the action,
suit or other proceeding was brought that the
Adviser was not liable by reason of willful
misfeasance, bad faith, gross negligence or reckless
disregard of its duties, or (b) in the absence of such
a decision, a reasonable determination, based upon
a review of the facts, that the Adviser was not liable
by reason of such misconduct by (i) the vote of a
majority of a quorum of the directors of the Fund
who are neither "interested persons" of the Fund (as
defined in Section 2(a)(19) of the Investment
Company Act of 1940) nor parties to the action, suit
or other proceeding or (ii) an independent legal
counsel in a written opinion.
      9.	Effectiveness, Duration and
Termination of Agreement.  This Agreement shall
become effective as of the date above written and
shall replace and supersede in all respects the
Investment Advisory Agreement (other than the
provisions of Paragraph 8 thereof, which shall
remain in full force and effect), dated as of June 26,
2013, by and between the Fund and the Adviser
with respect to the Series, and the Investment
Advisory Agreement (other than the provisions of
Paragraph 8 thereof, which shall remain in full force
and effect), dated as of July 1, 2016, by and
between the Fund and the Adviser with respect to
the Series..  This Agreement shall remain in effect
until June 30, 2019, and thereafter shall continue
automatically for successive annual periods,
provided that such continuance is specifically
approved at least annually by (a) the vote of the
Fund's directors, including a majority of such
directors who are not parties to this Agreement or
"interested persons" (as such term is defined in
Section 2(a)(19) of the Investment Company Act of
1940) of any such party, cast in person at a meeting
called for the purpose of voting on such approval, or
(b) the vote of a majority of the outstanding voting
securities of the Fund and the vote of the Fund's
directors, including a majority of such directors who
are not parties to this Agreement or "interested
persons" (as so defined) of any such party. This
Agreement may be terminated at any time, without
the payment of any penalty, on 60 days' written
notice by the vote of a majority of the outstanding
voting securities of the Fund, or by the vote of a
majority of the Fund's directors or by the Adviser,
and will automatically terminate in the event of its
"assignment" (as such term is defined for purposes
of Section 15(a)(4) of the Investment Company Act
of 1940); provided, however, that the provisions of
Paragraph 8 of this Agreement shall remain in full
force and effect, and the Adviser shall remain
entitled to the benefits thereof, notwithstanding any
such termination.
      The Fund may, so long as this Agreement
remains in effect, use "Royce" as part of its name.
The Adviser may, upon termination of this
Agreement, require the Fund to refrain from using
the name "Royce" in any form or combination in its
name or in its business, and the Fund shall, as soon
as practicable following its receipt of any such
request from the Adviser or, so refrain from using
such name.
      Any notice under this Agreement shall be
given in writing, addressed and delivered or mailed,
postage prepaid, to the other party at its principal
office.
      10.	Stockholder Liability. Notice is
hereby given that this Agreement is entered into on
the Fund's behalf by an officer of the Fund in his
capacity as an officer and not individually and that
the obligations of or arising out of this Agreement
are not binding upon any of the Fund's Directors,
officers, employees, agents or stockholders
individually, but are binding only upon the assets
and property of the Fund.
      IN WITNESS WHEREOF, the parties
hereto have caused this Agreement to be duly
executed on the date above written.
ROY
CE
GLO
BAL
VAL
UE
TRUS
T,
INC.
By:
_____
_____
_____
_____
_____
_____
_____
_
Na
me:
Chr
isto
phe
r
D.
Cla
rk
Titl
e:
Pre
sid
ent
ROY
CE &
ASSO
CIAT
ES,
LP
By:
_____
_____
_____
_____
_____
_____
_____
_
Na
me:
Chr
isto
phe
r
D.
Cla
rk
Titl
e:
Chi
ef
Ex
ecu
tive
Off
icer

COMMON\Jschwartz\Agreements\Investment Advisory Agreements\Closed-End
Funds\RGT Amendment 1.1.19\RGT Amended & Restated IAA 1.1.19v3.doc



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